N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO SEPARATE ACCOUNT B
Entity Central Index Key	0000009713
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals For applications signed on or after April 6, 2017 For applications signed before April 6, 2017

If you withdraw money from your Contract within five years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 5-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

If you withdraw money from your Contract within seven years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Fees	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.	7. CHARGES – Transaction Fees

Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1] For applications signed on or after May 1, 2018 For applications signed on or after April 6, 2017 and before May 1, 2018 For applications signed before April 6, 2017	0.75% 1.00% 1.15%	0.75% 1.00% 1.15%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.45%	5.13%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional death benefit available for an additional charge[3]	0.35%	0.45%	7. CHARGES

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	Quarterly charge as a percentage of the average quarterly accumulated value.

Charges for Early Withdrawals [Text Block]
If you withdraw money from your Contract within five years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 5-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

If you withdraw money from your Contract within seven years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

Transaction Charges [Text Block]	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
Ongoing Fees and Expenses [Table Text Block]

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals For applications signed on or after April 6, 2017 For applications signed before April 6, 2017

If you withdraw money from your Contract within five years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 5-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

If you withdraw money from your Contract within seven years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.
7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Fees	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.	7. CHARGES – Transaction Fees

Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN PROSPECTUS
	1. Base contract[1] For applications signed on or after May 1, 2018 For applications signed on or after April 6, 2017 and before May 1, 2018 For applications signed before April 6, 2017	0.75% 1.00% 1.15%	0.75% 1.00% 1.15%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.45%	5.13%	APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Optional death benefit available for an additional charge[3]	0.35%	0.45%	7. CHARGES

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]	Quarterly charge as a percentage of the average quarterly accumulated value.

Base Contract (N-4) Footnotes [Text Block]	This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
Investment Options (of Other Amount) Minimum [Percent]	0.45%
Investment Options (of Other Amount) Maximum [Percent]	5.13%
Investment Options Footnotes [Text Block]	As a percentage of the average net underlying mutual fund assets.
Optional Benefits Minimum [Percent]	0.35%
Optional Benefits Maximum [Percent]	0.45%
Optional Benefits Footnotes [Text Block]	Quarterly charge as a percentage of the average quarterly accumulated value.
Lowest Annual Cost [Dollars]	$ 1,086
Highest Annual Cost [Dollars]	$ 4,628
Lowest Annual Cost Footnotes [Text Block]	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional premium payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional premium payments, transfers or withdrawals

Investment Restrictions [Text Block]
•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.

Optional Benefit Restrictions [Text Block]	Return of Premium Death Benefit; and Annual Step-Up Death Benefit Liquidity Max (“No Surrender Charge Rider;”) Return of Premium Death Benefit; and Annual Step-Up Death Benefit
Tax Implications [Text Block]
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.

Investment Professional Compensation [Text Block]	Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
Item 4. Fee Table [Text Block]
4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer accumulated value between underlying investment options.
Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Surrender charge (as a percentage of amounts surrendered):
For applications signed on or after April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
For applications signed before April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $3,000.00 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)

For applications signed on or after May 1, 2018

For applications signed on or after April 6, 2017 and before May 1, 2018

For applications signed before April 6, 2017
	0.75% 1.45% 1.45%	0.75% 1.00% 1.15%
Optional Benefit Expenses(1) (as a percentage of the average quarterly accumulated value)

Return of Premium Death Benefit Rider

For applications signed on or after April 6, 2017

For applications signed before April 6, 2017
	0.50% 0.35%	0.35% 0.20%
Annual Step-up Death Benefit Rider For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	0.60% 0.50%	0.45% 0.35%
Liquidity Max (not available for purchase after April 6, 2017)	0.55%	0.25%
(1) For applications signed before April 6, 2017, there also was an optional benefit called Liquidity Max. The maximum annual charge for the benefit was 0.55% of the average daily Separate Account value. For those contract owners with that benefit, their current annual charge for the benefit is 0.25% of the average daily Separate Account value.
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2022
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.45%	5.13%
Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $12,309	3 years $25,681	5 years $36,886	10 years $63,900
If you annuitize at the end of the applicable time period:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900
If you do not surrender your Contract:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900

Transaction Expenses [Table Text Block]
Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $25 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1) For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2) Surrender charge (as a percentage of amounts surrendered):
For applications signed on or after April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5 and later	0%
For applications signed before April 6, 2017

Table of surrender charges
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%
(3) Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.
(4) We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	6.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	6.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $3,000.00 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)

For applications signed on or after May 1, 2018

For applications signed on or after April 6, 2017 and before May 1, 2018

For applications signed before April 6, 2017
	0.75% 1.45% 1.45%	0.75% 1.00% 1.15%
Optional Benefit Expenses(1) (as a percentage of the average quarterly accumulated value)

Return of Premium Death Benefit Rider

For applications signed on or after April 6, 2017

For applications signed before April 6, 2017
	0.50% 0.35%	0.35% 0.20%
Annual Step-up Death Benefit Rider For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	0.60% 0.50%	0.45% 0.35%
Liquidity Max (not available for purchase after April 6, 2017)	0.55%	0.25%
(1) For applications signed before April 6, 2017, there also was an optional benefit called Liquidity Max. The maximum annual charge for the benefit was 0.55% of the average daily Separate Account value. For those contract owners with that benefit, their current annual charge for the benefit is 0.25% of the average daily Separate Account value.

Administrative Expense, Maximum [Dollars]	$ 30
Administrative Expense, Current [Dollars]	$ 30
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2022
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.45%	5.13%

Portfolio Company Expenses [Text Block]	Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.45%
Portfolio Company Expenses Maximum [Percent]	5.13%
Surrender Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year $12,309	3 years $25,681	5 years $36,886	10 years $63,900
If you annuitize at the end of the applicable time period:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900
If you do not surrender your Contract:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900

Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,309
Surrender Expense, 3 Years, Maximum [Dollars]	25,681
Surrender Expense, 5 Years, Maximum [Dollars]	36,886
Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,900
Annuitize Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year $12,309	3 years $25,681	5 years $36,886	10 years $63,900
If you annuitize at the end of the applicable time period:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900
If you do not surrender your Contract:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 7,040
Annuitized Expense, 3 Years, Maximum [Dollars]	20,663
Annuitized Expense, 5 Years, Maximum [Dollars]	33,701
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 63,900
No Surrender Example [Table Text Block]

If you surrender your Contract at the end of the applicable time period:	1 year $12,309	3 years $25,681	5 years $36,886	10 years $63,900
If you annuitize at the end of the applicable time period:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900
If you do not surrender your Contract:	1 year $7,040	3 years $20,663	5 years $33,701	10 years $63,900

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,040
No Surrender Expense, 3 Years, Maximum [Dollars]	20,663
No Surrender Expense, 5 Years, Maximum [Dollars]	33,701
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 63,900
Item 5. Principal Risks [Table Text Block]
5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the policy are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/PivotSeriesReport.
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefit of tax deferral are better for investors with long time horizons. Surrender charges apply for up to five years after your last premium payment (seven years for applications signed before April 6, 2017) and these charges will reduce the value of your Contract if you withdraw money during that time. Taking withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.
Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap Buffer April Account, PVC U.S. LargeCap Buffer January Account, PVC U.S. LargeCap Buffer July Account, and PVC U.S. LargeCap Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/PivotSeriesReport.
Fees and Charges
We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in the prospectus.
Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes
The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
Item 10. Benefits Available (N-4) [Text Block]
10. BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)	Allows owner to make deferred income transfers during accumulation phase to purchase future deferred income payments.	Standard when: • Owner and annuitant are same; and • Contract doesn’t have joint owners or joint annuitants; and • For qualified contract, issue age is less than 67.	No Additional Fee	No Additional Fee
•Can’t make deferred income transfers until after second Contract anniversary.
•Minimum initial deferred transfer: $5,000.
•Minimum subsequent deferred transfer(s): $1,000.
•For other limitations, see Flexible Pension Builder Rider in this section.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if an optional death benefit was not purchased.	Standard	No Additional Fee	No Additional Fee	Withdrawals could significantly reduce the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.50% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)	0.35% (of the average quarterly accumulated value) 0.20% (of the average quarterly accumulated value)	Certain age limitations apply. See Death Benefit in this section. Certain age limitations apply. See Death Benefit in this section.
Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.60% (of the average quarterly accumulated value) 0.50% (of the average quarterly accumulated value)	0.45% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)	Certain age limitations apply. See Death Benefit in this section. Certain age limitations apply. See Death Benefit in this section.
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee	Can be elected quarterly, semi-annually or annually.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.

Flexible Pension Builder Rider
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.
While we guarantee future deferred income payments based on amounts transferred to the Flexible Pension Builder Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial professional, can make. As a result, we strongly recommend that you consult with your financial professional when determining the amount and timing of the deferred income transfers.
Flexible Pension Builder Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.
•Deferred income transfers will be treated as partial surrenders under the contract.
•Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.
•Deferred income transfers are not allowed during the first two contract years.
•You cannot make deferred income transfers if there are joint owners and/or joint annuitants.
•You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).
•If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.
•Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.
•Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.
•Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.
•The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.
Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will select the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also select one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Flexible Pension Builder Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Flexible Pension Builder Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 72 (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:
1.The deferred income transfers made;
2.The income start date you selected;
3.The deferred income payment option and the frequency of deferred income payments you elected;
4.The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and
5.The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date. If the period required to pay the remaining guaranteed benefit is longer than allowed by law, we will pay a commuted value at the end of that shorter period.
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:
1.The deferred income payment on the income start date, multiplied by
2.The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by
3.The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:
1.The CPI-U is discontinued, delayed, or otherwise not available for this use; or
2.The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Flexible Pension Builder Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:
1.The beginning and end dates of the current period;
2.The deferred income transfers made, by date received;
3.The deferred income payment purchased by each deferred income transfer during the current period;
4.The income start date;
5.The deferred income payment option; and
6.The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:
1.The contract terminates; or
2.Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
Flexible Pension Builder Rider Example
Initial (and only) premium payment = $100,000
Annual returns on underlying investments in divisions during life of Contract = 5.00%
Dollar amount of partial surrenders from Contract (not including the deferred income transfers) during first ten contract years: $0.00
Contract Owner makes a one-time lump sum deferred income transfer of $50,000 into Flexible Pension Builder Rider on August 31 after owning Contract for five years. Elects to begin receiving monthly annuity payments from the Flexible Pension Builder Rider two years from date owner made the deferred income transfer.
Contract fully liquid accumulated value immediately before the deferred income transfer: $127,628
Contract fully liquid accumulated value immediately after the deferred income transfer: $77,628
Contract Owner will receive:
Guaranteed income amount from the Flexible Pension Builder Rider, which is based on: Owner’s gender (where allowed), age, income option, income start date, current interest rates, state of residence.
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see Flexible Pension Builder Rider in this section.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see Flexible Pension Builder Rider.
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See the table at the beginning of this section.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:
1.    the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or
2.    the death of the owner; or
3.    the date the Contract owner is changed (unless changed to a non-natural owner); or
4.     the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greater of a or b, where:
a =    the accumulated value on the date we receive proof of death and all required documents; and
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amount determined in b above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.
Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =    the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Optional Return of Premium Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
On November 3 of same calendar year, partial surrender = $4,000
On November 3, assume the accumulated value prior to the partial surrender is $90,000
The Return of Premium Death Benefit on November 3 is the greatest of 1 or 2 below:
1.    $86,000 = Accumulated Value ($90,000 - $4,000)
2.    $95,555.56 = Return of Premium = (1 - $4,000/$90,000) * $100,000
Optional Annual Step-Up Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
Five years later:
Highest annual step-up = $120,000
On December 30, assume the accumulated value prior to the partial surrender is $110,000.
On December 30 of same calendar year, partial surrender = $4,000
The Annual Step-up Death Benefit on December 30 is the greatest of 1,2, and 3 below
1.    $106,000 = Accumulated Value ($110,000-$4,000)
2.    $96,363.64 = Return of Premium = (1 - $4,000/$110,000) * $100,000
3.    $115,636.36 = Annual Step-up = (1 - $4,000/$110,000) * $120,000
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about this benefit, see 7. CHARGES.
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If you have the Liquidity Max benefit and you make a full or partial surrender, there are no surrender charges for the amount(s) surrendered.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Flexible Pension Builder Rider (f/k/a Deferred Income Rider)	Allows owner to make deferred income transfers during accumulation phase to purchase future deferred income payments.	Standard when: • Owner and annuitant are same; and • Contract doesn’t have joint owners or joint annuitants; and • For qualified contract, issue age is less than 67.	No Additional Fee	No Additional Fee
•Can’t make deferred income transfers until after second Contract anniversary.
•Minimum initial deferred transfer: $5,000.
•Minimum subsequent deferred transfer(s): $1,000.
•For other limitations, see Flexible Pension Builder Rider in this section.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if an optional death benefit was not purchased.	Standard	No Additional Fee	No Additional Fee	Withdrawals could significantly reduce the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.50% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)	0.35% (of the average quarterly accumulated value) 0.20% (of the average quarterly accumulated value)	Certain age limitations apply. See Death Benefit in this section. Certain age limitations apply. See Death Benefit in this section.
Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017	Potential for larger death benefit than the standard death benefit	Optional	0.60% (of the average quarterly accumulated value) 0.50% (of the average quarterly accumulated value)	0.45% (of the average quarterly accumulated value) 0.35% (of the average quarterly accumulated value)	Certain age limitations apply. See Death Benefit in this section. Certain age limitations apply. See Death Benefit in this section.
Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee	Can be elected quarterly, semi-annually or annually.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.

Benefits Description [Table Text Block]
Flexible Pension Builder Rider
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.
While we guarantee future deferred income payments based on amounts transferred to the Flexible Pension Builder Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial professional, can make. As a result, we strongly recommend that you consult with your financial professional when determining the amount and timing of the deferred income transfers.
Flexible Pension Builder Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.
•Deferred income transfers will be treated as partial surrenders under the contract.
•Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.
•Deferred income transfers are not allowed during the first two contract years.
•You cannot make deferred income transfers if there are joint owners and/or joint annuitants.
•You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).
•If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.
•Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.
•Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.
•Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.
•The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.
Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will select the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also select one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Flexible Pension Builder Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Flexible Pension Builder Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 72 (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:
1.The deferred income transfers made;
2.The income start date you selected;
3.The deferred income payment option and the frequency of deferred income payments you elected;
4.The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and
5.The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date. If the period required to pay the remaining guaranteed benefit is longer than allowed by law, we will pay a commuted value at the end of that shorter period.
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:
1.The deferred income payment on the income start date, multiplied by
2.The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by
3.The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:
1.The CPI-U is discontinued, delayed, or otherwise not available for this use; or
2.The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Flexible Pension Builder Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:
1.The beginning and end dates of the current period;
2.The deferred income transfers made, by date received;
3.The deferred income payment purchased by each deferred income transfer during the current period;
4.The income start date;
5.The deferred income payment option; and
6.The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:
1.The contract terminates; or
2.Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
Flexible Pension Builder Rider Example
Initial (and only) premium payment = $100,000
Annual returns on underlying investments in divisions during life of Contract = 5.00%
Dollar amount of partial surrenders from Contract (not including the deferred income transfers) during first ten contract years: $0.00
Contract Owner makes a one-time lump sum deferred income transfer of $50,000 into Flexible Pension Builder Rider on August 31 after owning Contract for five years. Elects to begin receiving monthly annuity payments from the Flexible Pension Builder Rider two years from date owner made the deferred income transfer.
Contract fully liquid accumulated value immediately before the deferred income transfer: $127,628
Contract fully liquid accumulated value immediately after the deferred income transfer: $77,628
Contract Owner will receive:
Guaranteed income amount from the Flexible Pension Builder Rider, which is based on: Owner’s gender (where allowed), age, income option, income start date, current interest rates, state of residence.
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see Flexible Pension Builder Rider in this section.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see Flexible Pension Builder Rider.
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See the table at the beginning of this section.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:
1.    the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or
2.    the death of the owner; or
3.    the date the Contract owner is changed (unless changed to a non-natural owner); or
4.     the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greater of a or b, where:
a =    the accumulated value on the date we receive proof of death and all required documents; and
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amount determined in b above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.
Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =    the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Optional Return of Premium Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
On November 3 of same calendar year, partial surrender = $4,000
On November 3, assume the accumulated value prior to the partial surrender is $90,000
The Return of Premium Death Benefit on November 3 is the greatest of 1 or 2 below:
1.    $86,000 = Accumulated Value ($90,000 - $4,000)
2.    $95,555.56 = Return of Premium = (1 - $4,000/$90,000) * $100,000
Optional Annual Step-Up Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
Five years later:
Highest annual step-up = $120,000
On December 30, assume the accumulated value prior to the partial surrender is $110,000.
On December 30 of same calendar year, partial surrender = $4,000
The Annual Step-up Death Benefit on December 30 is the greatest of 1,2, and 3 below
1.    $106,000 = Accumulated Value ($110,000-$4,000)
2.    $96,363.64 = Return of Premium = (1 - $4,000/$110,000) * $100,000
3.    $115,636.36 = Annual Step-up = (1 - $4,000/$110,000) * $120,000
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about this benefit, see 7. CHARGES.
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If you have the Liquidity Max benefit and you make a full or partial surrender, there are no surrender charges for the amount(s) surrendered.

Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/PivotSeriesReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.

The expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	American Funds Insurance Series – Asset Allocation Fund (1) – Class 4 Shares Capital Research and Management Company	0.80%	(13.66)%	5.06%	7.87%
Asset Allocation	American Funds Insurance Series - Managed Risk Asset Allocation Fund (1)(3) – Class P2 Shares Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC	0.90% (2)	(13.97)%	2.83%	5.69%
Asset Allocation	American Funds Insurance Series - Managed Risk Growth Fund (1)(3) – Class P2 Shares Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC	0.94% (2)	(24.88)%	6.31%
Asset Allocation	BlackRock Global Allocation V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	1.01% (2)	(16.07)%	3.25%	4.81%
Asset Allocation	Fidelity VIP Freedom 2020 Portfolio (1)(3) – Service Class 2 Fidelity Management & Research Co., LLC	0.73%	(15.97)%	3.47%	5.79%
Asset Allocation	Fidelity VIP Freedom 2030 Portfolio (1)(3) – Service Class 2 Fidelity Management & Research Co., LLC	0.79%	(17.09)%	4.34%	7.22%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	Fidelity VIP Freedom 2040 Portfolio (1)(3) – Service Class 2 Fidelity Management & Research Co., LLC	0.88%	(18.41)%	5.62%	8.44%
Asset Allocation	Fidelity VIP Freedom 2050 Portfolio (1)(3) – Service Class 2 Fidelity Management & Research Co., LLC	0.88%	(18.47)%	5.61%	8.53%
Asset Allocation	Franklin Templeton VIP Trust - Franklin Income VIP Fund (1) – Class 4 Franklin Advisers, Inc.	0.81%	(5.59)%	4.19%	5.40%
Asset Allocation	Invesco V.I. Balanced-Risk Allocation Fund (1)(3) – Series II Invesco Advisors, Inc.	1.13% (2)	(14.52)%	1.94%	3.29%
Asset Allocation	Janus Henderson Series Balanced Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.86%	(16.62)%	6.42%	8.16%
Asset Allocation	PIMCO VIT All Asset Portfolio (1)(3) – Advisor Class PIMCO/Research Affiliates through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)	1.64% (2)	(11.87)%	3.12%	3.15%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(3) – Class 2 Principal Global Investors, LLC	0.58%	(14.63)%	3.64%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(3) – Class 2 Principal Global Investors, LLC	0.60%	(15.12)%	4.70%
Asset Allocation	Principal VCF Principal LifeTime 2020 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.54%	(14.38)%	3.35%	5.69%
Asset Allocation	Principal VCF Principal LifeTime 2030 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.57%	(16.84)%	4.09%	6.68%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Principal LifeTime 2040 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.64%	(18.10)%	4.74%	7.53%
Asset Allocation	Principal VCF Principal LifeTime 2050 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.68%	(18.81)%	5.06%	7.98%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1)(3) – Class 2 Principal Global Investors, LLC	1.01%	(16.29)%	3.62%	6.11%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1)(3) – Class 2 Principal Global Investors, LLC	1.00%	(14.69)%	2.58%	4.57%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1)(3) – Class 2 Principal Global Investors, LLC	1.03%	(17.97)%	4.58%	7.55%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Flexible Income Portfolio (1)(3) – Class 2 Principal Global Investors, LLC	0.95%	(13.37)%	1.78%	3.50%
Asset Allocation	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Strategic Growth Portfolio (1)(3) – Class 2 Principal Global Investors, LLC	1.04%	(18.98)%	5.26%	8.47%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.79%	(16.14)%	4.56%
Asset Allocation	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	(11.41)%	2.69%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Asset Allocation	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.83%	(9.12)%	2.25%
Asset Allocation	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	(14.95)%	4.08%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.	0.80%	(13.07)%	3.64%
Bank Loan	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series) Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments	1.18% (2)	(0.85)%	1.64%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Portfolio (1)(3) – M Class PIMCO	1.59% (2)	8.42%	6.70%	(1.86)%
Commodities	Rydex VI Commodities Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77% (2)	22.88%	5.33%	(4.49)%
Convertibles	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB Equitable Investment Management Group, LLC/SSGA Funds Management, Inc.	0.90% (2)	(20.99)%	5.68%
Diversified Emerging Markets	American Funds Insurance Series - New World Fund (1) – Class 4 Shares Capital Research and Management Company	1.07% (2)	(22.25)%	2.07%	4.02%
Diversified Emerging Markets	Principal VCF Global Emerging Markets Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	1.11%	(22.66)%	(2.94)%	0.45%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio (1) – Administrative Class PIMCO	1.04%	(15.71)%	(0.85)%	0.97%
Equity Energy	Fidelity VIP Energy Portfolio – Service Class 2 (1) Fidelity Management & Research Co., LLC	0.89%	62.87%	6.94%	4.54%
Equity Precious Metals	VanEck VIP Trust – VanEck VIP Global Gold Fund – Class S Shares (1) Van Eck Associates Corporation	1.45% (2)	(13.36)%	3.85%	0.96%
Foreign Large Blend	Calvert VP EAFE International Index Portfolio (1) – Class F Calvert Research and Management	0.68% (2)	(14.75)%	1.14%	3.84%
Foreign Large Blend	Principal VCF Diversified International Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.92%	(20.00)%	0.63%	4.32%
Foreign Large Growth	Fidelity VIP Overseas Portfolio (1) – Service Class 2 Fidelity Management & Research Company	1.02%	(24.68)%	2.35%	5.48%
Foreign Large Growth	Invesco V.I. EQV International Equity Fund (1) – Series II Shares Invesco Advisers, Inc.	1.16%	(18.50)%	1.26%	4.15%
Foreign Large Growth	MFS® International Intrinsic Value Portfolio (1) – Service Class MFS	1.15% (2)	(23.75)%	2.77%	7.56%
Global Allocation	American Funds Insurance Series - Managed Risk International Fund (1)(3) – Class P2 Shares Capital Research and Management Company through a sub-advisory agreement with Milliman Financial Risk Management LLC	1.11% (2)	(15.54)%	(2.60)%
Global Bond	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4 Franklin Advisers, Inc	0.87% (2)	(5.13)%	(2.41)%	(0.89)%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Global Large-Stock Blend	EQ Advisors Trust 1290 VT Smartbeta Equity ESG Portfolio (1) – Class IB Equitable Investment Management Group, LLC/AXA Investment Managers US Inc	1.10% (2)	(14.52)%	6.84%
Global Large-Stock Growth	Janus Henderson Global Sustainable Equity Portfolio (1)(4) – Service Shares Janus Henderson Investors US LLC	1.12% (2)
Global Real Estate	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2 Franklin Advisors, Inc	1.25% (2)	(26.06)%	0.24%	2.89%
Global Small/Mid Stock	ALPS Global Opportunity Portfolio (1)(7) – Class III ALPS Advisors, Inc	2.23% (2)	(28.91)%	3.32%
Global Small/Mid Stock	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 4 Shares Capital Research and Management Company	1.16% (2)	(29.69)%	2.54%	6.58%
Health	Fidelity VIP Health Care Portfolio – Service Class 2 (1) Fidelity Management & Research Co., LLC	0.88%	(12.62)%
Health	Invesco V.I. Health Care Fund (1) – Series II Shares (closed to new investors with an application signature date of 6/4/2022 and later) Invesco Advisers, Inc.	1.21%	(13.54)%	8.03%	9.96%
High Yield Bond	PIMCO VIT High Yield Portfolio (1) – Administrative Class PIMCO	0.76%	(10.28)%	1.89%	3.53%
Inflation-Protected Bond	American Century VP Inflation Protection Fund (1) – Class II American Century Investment Management, Inc.	0.77%	(13.08)%	1.38%	0.67%
Intermediate Government	Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund (1) – Class 2 Franklin Advisers, Inc.	0.76%	(9.75)%	(0.58)%	0.06%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Intermediate Government	Principal VCF Government & High Quality Bond Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.51%	(11.81)%	0.78%	0.45%
Intermediate-Term Bond	Calvert VP Investment Grade Bond Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.57% (2)	(12.75)%	(0.33)%	0.68%
Intermediate-Term Bond	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.82% (2)	(13.90)%	0.25%	1.10%
Intermediate-Term Bond	PIMCO VIT Total Return Portfolio (1) – Administrative Class PIMCO	0.67%	(14.30)%	(0.18)%	0.92%
Intermediate-Term Bond	Principal VCF Core Plus Bond Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.50%	(14.13)%	0.27%	1.39%
Large Blend	DWS Equity 500 Index VIP (1) – Class B2 (closed to new investors with an application signature date of 6/8/19 and later) DWS Investment Management Americas Inc. and Northern Trust Investment, Inc.	0.65% (2)	(18.64)%	8.72%	11.83%
Large Blend	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB Equitable Investment Management Group, LLC/BlackRock Investment Management, LLC	0.91%	(22.12)%	8.68%	11.89%
Large Blend	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund (1) – Class 4 Franklin Advisers, Inc.	1.00% (2)	(10.68)%	9.92%	11.74%
Large Blend	Neuberger Berman AMT Sustainable Equity Portfolio (1) – S Class Shares Neuberger Berman Investment Advisers LLC	1.17% (2)	(18.65)%	7.14%	10.64%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Blend	Principal VCF LargeCap S&P 500 Index Account (1) – Class 2 Principal Global Investors, LLC	0.45%	(18.53)%	8.86%	11.97%
Large Blend	Principal VCF Principal Capital Appreciation Account (1) – Class 2 Principal Global Investors, LLC	0.88%	(16.62)%	9.89%	12.26%
Large Blend	Principal VCF U.S. LargeCap Buffer April Account – Class 2 (1)(3)(4)(5)(6) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer January Account – Class 2 (1)(3)(4)(5)(6) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer July Account – Class 2 (1)(3)(4)(5)(6) Principal Global Investors, LLC	0.98% (2)
Large Blend	Principal VCF U.S. LargeCap Buffer October Account – Class 2 (1)(3)(4)(5)(6) Principal Global Investors, LLC	0.98% (2)
Large Growth	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2 Fidelity Management & Research Co., LLC	0.85%	(26.49)%	8.39%	11.15%
Large Growth	Principal VCF Blue Chip Account (1) - Class 3 Principal Global Investors, LLC	1.05% (2)	(31.20)%
Large Growth	Principal VCF LargeCap Growth Account I – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC/Brown Advisory, LLC & T. Rowe Price Associates, Inc/	0.69% (2)	(34.16)%	8.85%	12.67%
Large Growth	Calvert VP Nasdaq 100 Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.73% (2)	(32.81)%	11.55%	15.61%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Large Growth	Rydex VI NASDAQ 100 Fund (closed to new investors with an application signature date of 6/4/2022 and later) Security Investors, LLC, which operates under the name of Guggenheim Investments	1.74% (2)	(34.14)%	10.00%	14.37%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (1) – II T. Rowe Price Associates, Inc.	1.00% (2)	(38.66)%	4.89%	11.40%
Large Value	American Century VP Value Fund (1) – Class II American Century Investment Management, Inc.	0.88% (2)	0.31%	7.68%	10.41%
Large Value	American Funds Insurance Series – Washington Mutual Investors Fund (1) – Class 4 Shares Capital Research and Management Company	0.75% (2)	(8.69)%	6.84%	11.08%
Large Value	Principal VCF Equity Income Account (1) – Class 2 Principal Global Investors, LLC	0.73%	(10.72)%	7.15%	10.43%
Market Neutral	The Merger Fund VL Virtus Investment Advisers, Inc.	1.52% (2)	0.88%	4.48%	3.16%
Mid-Cap Blend	BlackRock Advantage SMID Cap V.I. Fund (1) – Class III BlackRock Investment Management, LLC.	0.80% (2)	(16.68)%	6.30%	10.25%
Mid-Cap Blend	BNY Mellon IP MidCap Stock Portfolio (1) – Service Shares BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Mellon Investments Corporation.	1.05% (2)	(14.29)%	3.24%	8.60%
Mid-Cap Blend	Calvert VP S&P MidCap 400 Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.53% (2)	(13.51)%	6.16%	10.12%
Mid-Cap Blend	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2 Fidelity Management & Research Co., LLC	0.86%	(14.97)%	5.68%	9.69%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Mid-Cap Blend	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund (1) – Service Shares Goldman Sachs Asset Management, L.P.	1.09% (2)	(10.23)%	8.23%	9.74%
Mid-Cap Growth	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S Neuberger Berman Investment Advisers, LLC	1.11% (2)	(28.83)%	6.77%	9.95%
Mid-Cap Growth	Principal VCF MidCap Account (1) – Class 2 Principal Global Investors, LLC	0.79%	(23.16)%	8.61%	12.26%
Money Market	Fidelity VIP Government Money Market Portfolio (1) – Service Class 2 Fidelity Management & Research Co., LLC	0.49%	1.26%	0.93%	0.51%
Multialternative	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III BlackRock Advisors LLC	0.58% (2)	(15.04)%	4.52%
Multialternative	DWS Alternative Asset Allocation VIP (1)(3) – Class B RREEF America L.L.C. through a sub-advisory agreement with DWS Investment Management Americas Inc.	1.21%	(7.74)%	2.50%	2.14%
Multialternative	Goldman Sachs VIT – Goldman Sachs Multi-Strategy Alternatives Portfolio (1)(3) – Service Shares Goldman Sachs Asset Management, L.P.	1.21%	(6.54)%	1.15%
Multialternative	Guggenheim Investments VIF Global Managed Futures Strategy Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.90% (2)	11.28%	2.54%	1.75%
Multialternative	Guggenheim Investments VIF Long Short Equity Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.78%	(14.39)%	0.43%	3.74%
Multialternative	Guggenheim Investments VIF Multi-Hedge Strategies Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.67% (2)	(3.40)%	2.25%	2.25%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Natural Resources	Rydex VI Basic Materials Fund Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77%	(9.65)%	5.92%	5.71%
Natural Resources	VanEck VIP Trust – VanEck VIP Global Resources Fund (1) – Class S Shares Van Eck Associates Corporation	1.33%	8.12%	4.01%	0.10%
Real Estate	Principal VCF Real Estate Securities Account (1) – Class 2 Principal Real Estate Investors, LLC	1.04%	(25.58)%	4.67%	7.53%
Short-Term Fixed Income	Columbia VP – Limited Duration Credit Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	0.66% (2)	(6.36)%	1.04%	1.12%
Short-Term Fixed Income	PIMCO VIT Low Duration Portfolio (1) – Advisor Class PIMCO	0.77%	(5.84)%	(0.02)%	0.32%
Short-Term Fixed Income	Principal VCF Short-Term Income Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later) Principal Global Investors, LLC	0.41%	(3.45)%	0.94%	1.28%
Small Blend	Calvert VP Russell 2000 Small Cap Index Portfolio (1) – Class F Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management	0.60% (2)	(20.67)%	3.65%	8.34%
Small Blend	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB Equitable Investment Management Group, LLC/GAMCO Asset Management, Inc	1.05%	(10.67)%	4.98%	9.45%
Small Blend	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund (1) – Service Shares Goldman Sachs Asset Management, L.P.	1.06% (2)	(19.64)%	4.07%	8.93%
Small Blend	Principal VCF SmallCap Account (1) – Class 2 Principal Global Investors, LLC	1.09%	(20.88)%	5.47%	10.22%

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Small Growth	ClearBridge Variable Small Cap Growth Portfolio (1) – Class II Shares ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC	1.05%	(29.01)%	8.28%	10.95%
Small Growth	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB Equitable Investment Management Group, LLC/Lord, Abbett & Co. LLC/BlackRock Investment Management, LLC	1.15% (2)	(26.00)%	8.72%
Small Growth	MFS® New Discovery Series (1) – Service Class MFS	1.12% (2)	(29.99)%	7.53%	9.71%
Small Value	Columbia VP – Small Cap Value Fund (1) – Class 2 Columbia Management Investment Advisors, LLC	1.13% (2)	(8.97)%	4.74%	9.45%
Small Value	DWS Small Mid Cap Value VIP (1) – Class B DWS Investment Management Americas Inc.	1.18% (2)	(16.14)%	1.77%	6.84%
Technology	Janus Henderson Series Global Technology and Innovation Portfolio (1) – Service Shares Janus Henderson Investors US LLC	0.97%	(37.12)%	10.28%	15.34%
Utilities	MFS® Utilities Series (1) – Service Class MFS	1.03% (2)	0.48%	8.73%	8.35%

(1)     This underlying mutual fund pays 12b-1 fees to PSI.
(2)     This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
(3)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(4)     This Fund is not showing Average Annual Total Returns because operation of the Fund is less than a year old and will not have annual returns for the years shown.
(5)     This underlying mutual fund is not available in the state of New York.
(6)    This underlying mutual fund may not be available through all broker-dealers.
(7)     Effective June 2, 2023, the Alps/Red Rocks Global Opportunity Portfolio will be known as the ALPS Global Opportunity Portfolio.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to five years following your last premium payment (for applications signed on or after April 6, 2017; seven years if signed earlier). These charges will reduce the value of your Contract if you withdraw money during that time.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
Principal Risk [Text Block]	Insurance Company RisksAn investment in the Contract is subject to the risks related to the Company, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by visiting www.principal.com.
Poor Investment Performance [Member]
Prospectus:
Principal Risk [Text Block]
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/PivotSeriesReport.

Liquidity Risk [Member]
Prospectus:
Principal Risk [Text Block]
Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefit of tax deferral are better for investors with long time horizons. Surrender charges apply for up to five years after your last premium payment (seven years for applications signed before April 6, 2017) and these charges will reduce the value of your Contract if you withdraw money during that time. Taking withdrawals could substantially reduce or even terminate the benefits available under the Contract. There also may be adverse tax consequences if you take early withdrawals from the Contract.

Defined Outcome Funds Risk [Member]
Prospectus:
Principal Risk [Text Block]
Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap Buffer April Account, PVC U.S. LargeCap Buffer January Account, PVC U.S. LargeCap Buffer July Account, and PVC U.S. LargeCap Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/PivotSeriesReport.
Fees and Charges [Member]
Prospectus:
Principal Risk [Text Block]	Fees and ChargesWe reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges stated in the prospectus.
Alternatives to the Contract [Member]
Prospectus:
Principal Risk [Text Block]	Alternatives to the ContractOther contracts or investments may provide more favorable returns or benefits than the Contract.
Potentially Harmful Transfer Activity [Member]
Prospectus:
Principal Risk [Text Block]
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).

Tax Law Changes [Member]
Prospectus:
Principal Risk [Text Block]	Tax Law ChangesThe tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Risks Affecting Our Administration of Your Contract [Member]
Prospectus:
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
C000121512 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series – Asset Allocation Fund (1) – Class 4 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.66%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000117907 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series - Managed Risk Asset Allocation Fund (1)(3) – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(13.97%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000126055 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series - Managed Risk Growth Fund (1)(3) – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(24.88%)
Average Annual Total Returns, 5 Years [Percent]	6.31%
C000007940 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund (1) – Class III
Portfolio Company Adviser [Text Block]	BlackRock Investment Management, LLC.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.07%)
Average Annual Total Returns, 5 Years [Percent]	3.25%
Average Annual Total Returns, 10 Years [Percent]	4.81%
C000048832 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2020 Portfolio (1)(3) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.79%
C000048779 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2030 Portfolio (1)(3) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(17.09%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.22%
C000075279 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2040 Portfolio (1)(3) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.41%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	8.44%
C000075285 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Fidelity VIP Freedom 2050 Portfolio (1)(3) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(18.47%)
Average Annual Total Returns, 5 Years [Percent]	5.61%
Average Annual Total Returns, 10 Years [Percent]	8.53%
C000061791 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust - Franklin Income VIP Fund (1) – Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(5.59%)
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	5.40%
C000095035 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund (1)(3) – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisors, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	3.29%
C000028716 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Janus Henderson Series Balanced Portfolio (1) – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000026480 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio (1)(3) – Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO/Research Affiliates
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (PIMCO)
Current Expenses [Percent]	1.64%
Average Annual Total Returns, 1 Year [Percent]	(11.87%)
Average Annual Total Returns, 5 Years [Percent]	3.12%
Average Annual Total Returns, 10 Years [Percent]	3.15%
C000132328 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Diversified Balanced Managed Volatility Account (1)(3) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(14.63%)
Average Annual Total Returns, 5 Years [Percent]	3.64%
C000132329 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Diversified Growth Managed Volatility Account (1)(3) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(15.12%)
Average Annual Total Returns, 5 Years [Percent]	4.70%
C000020916 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Principal LifeTime 2020 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(14.38%)
Average Annual Total Returns, 5 Years [Percent]	3.35%
Average Annual Total Returns, 10 Years [Percent]	5.69%
C000020917 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Principal LifeTime 2030 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(16.84%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	6.68%
C000020918 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Principal LifeTime 2040 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(18.10%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000020919 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Principal LifeTime 2050 Account (3) – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(18.81%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.98%
C000038542 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Balanced Portfolio (1)(3) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.29%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	6.11%
C000038544 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Balanced Portfolio (1)(3) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(14.69%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.57%
C000038547 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Conservative Growth Portfolio (1)(3) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(17.97%)
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	7.55%
C000038549 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Flexible Income Portfolio (1)(3) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(13.37%)
Average Annual Total Returns, 5 Years [Percent]	1.78%
Average Annual Total Returns, 10 Years [Percent]	3.50%
C000038531 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Principal VCF Strategic Asset Management (“SAM”) Portfolios – Strategic Growth Portfolio (1)(3) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	5.26%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000158839 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio (1)(3) – Investor Class Shares
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	4.56%
C000158836 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio (1)(3) – Investor Class Shares
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(11.41%)
Average Annual Total Returns, 5 Years [Percent]	2.69%
C000158835 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio (1)(3) – Investor Class Shares
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(9.12%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
C000158838 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio (1)(3) – Investor Class Shares
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.95%)
Average Annual Total Returns, 5 Years [Percent]	4.08%
C000158837 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio (1)(3) – Investor Class Shares
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management, LLC
Portfolio Company Subadviser [Text Block]	ValMark Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.07%)
Average Annual Total Returns, 5 Years [Percent]	3.64%
C000125779 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Bank Loan
Portfolio Company Name [Text Block]	Guggenheim Investments VIF (1) – Series F (Guggenheim Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(0.85%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
C000148731 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn® Strategy Portfolio (1)(3) – M Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.59%
Average Annual Total Returns, 1 Year [Percent]	8.42%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	(1.86%)
C000010403 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	Rydex VI Commodities Strategy Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, which operates under the name of Guggenheim Investments
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	22.88%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	(4.49%)
C000131492 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	EQ Advisors Trust 1290 VT Convertible Securities Portfolio (1) – Class IB
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC/SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(20.99%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
C000121509 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	American Funds Insurance Series - New World Fund (1) – Class 4 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(22.25%)
Average Annual Total Returns, 5 Years [Percent]	2.07%
Average Annual Total Returns, 10 Years [Percent]	4.02%
C000020904 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Diversified Emerging Markets
Portfolio Company Name [Text Block]	Principal VCF Global Emerging Markets Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(22.66%)
Average Annual Total Returns, 5 Years [Percent]	(2.94%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
C000026494 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets Bond
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio (1) – Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(15.71%)
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
C000021082 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity Energy
Portfolio Company Name [Text Block]	Fidelity VIP Energy Portfolio – Service Class 2 (1)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	62.87%
Average Annual Total Returns, 5 Years [Percent]	6.94%
Average Annual Total Returns, 10 Years [Percent]	4.54%
C000125662 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity Precious Metals
Portfolio Company Name [Text Block]	VanEck VIP Trust – VanEck VIP Global Gold Fund – Class S Shares (1)
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	(13.36%)
Average Annual Total Returns, 5 Years [Percent]	3.85%
Average Annual Total Returns, 10 Years [Percent]	0.96%
C000055530 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index Portfolio (1) – Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.84%
C000020929 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Principal VCF Diversified International Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(20.00%)
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	4.32%
C000020992 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Fidelity VIP Overseas Portfolio (1) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(24.68%)
Average Annual Total Returns, 5 Years [Percent]	2.35%
Average Annual Total Returns, 10 Years [Percent]	5.48%
C000000411 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund (1) – Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(18.50%)
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	4.15%
C000007246 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Growth
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio (1) – Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(23.75%)
Average Annual Total Returns, 5 Years [Percent]	2.77%
Average Annual Total Returns, 10 Years [Percent]	7.56%
C000126057 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Global Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series - Managed Risk International Fund (1)(3) – Class P2 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Average Annual Total Returns, 5 Years [Percent]	(2.60%)
C000061787 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Global Bond
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund (1) – Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(5.13%)
Average Annual Total Returns, 5 Years [Percent]	(2.41%)
Average Annual Total Returns, 10 Years [Percent]	(0.89%)
C000131494 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Blend
Portfolio Company Name [Text Block]	EQ Advisors Trust 1290 VT Smartbeta Equity ESG Portfolio (1) – Class IB
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC/AXA Investment Managers US Inc
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(14.52%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
C000233310 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Global Large-Stock Growth
Portfolio Company Name [Text Block]	Janus Henderson Global Sustainable Equity Portfolio (1)(4) – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.12%
C000020137 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Global Real Estate
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust – Franklin Global Real Estate VIP Fund (1) – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	(26.06%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	2.89%
C000146221 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Global Small/Mid Stock
Portfolio Company Name [Text Block]	ALPS Global Opportunity Portfolio (1)(7) – Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	(28.91%)
Average Annual Total Returns, 5 Years [Percent]	3.32%
C000121506 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Global Small/Mid Stock
Portfolio Company Name [Text Block]	American Funds Insurance Series – Global Small Capitalization Fund (1) – Class 4 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(29.69%)
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	6.58%
C000211329 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Fidelity VIP Health Care Portfolio – Service Class 2 (1)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(12.62%)
C000000433 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Invesco V.I. Health Care Fund (1) – Series II Shares (closed to new investors with an application signature date of 6/4/2022 and later)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.96%
C000026498 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	PIMCO VIT High Yield Portfolio (1) – Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.28%)
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	3.53%
C000018206 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Inflation-Protected Bond
Portfolio Company Name [Text Block]	American Century VP Inflation Protection Fund (1) – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	0.67%
C000020103 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund (1) – Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	0.06%
C000038539 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate Government
Portfolio Company Name [Text Block]	Principal VCF Government & High Quality Bond Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(11.81%)
Average Annual Total Returns, 5 Years [Percent]	0.78%
Average Annual Total Returns, 10 Years [Percent]	0.45%
C000164865 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Calvert VP Investment Grade Bond Index Portfolio (1) – Class F
Portfolio Company Adviser [Text Block]	Ameritas Investment Partners, Inc.
Portfolio Company Subadviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(12.75%)
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	0.68%
C000028733 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Janus Henderson Series Flexible Bond Portfolio (1) – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.90%)
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	1.10%
C000026489 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio (1) – Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
C000020925 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Intermediate-Term Bond
Portfolio Company Name [Text Block]	Principal VCF Core Plus Bond Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(14.13%)
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	1.39%
C000019285 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	DWS Equity 500 Index VIP (1) – Class B2 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc. and Northern Trust Investment, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(18.64%)
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	11.83%
C000024583 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	EQ Advisors Trust 1290 VT Socially Responsible Portfolio (1) – Class IB
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC/BlackRock Investment Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(22.12%)
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	11.89%
C000061776 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund (1) – Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	11.74%
C000035621 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (1) – S Class Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.64%
C000155998 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Principal VCF LargeCap S&P 500 Index Account (1) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(18.53%)
Average Annual Total Returns, 5 Years [Percent]	8.86%
Average Annual Total Returns, 10 Years [Percent]	11.97%
C000038533 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Principal VCF Principal Capital Appreciation Account (1) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	12.26%
C000238595 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Principal VCF U.S. LargeCap Buffer April Account – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.98%
C000238596 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Principal VCF U.S. LargeCap Buffer January Account – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.98%
C000235586 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Principal VCF U.S. LargeCap Buffer July Account – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.98%
C000238594 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Principal VCF U.S. LargeCap Buffer October Account – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.98%
C000021009 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund® Portfolio (1) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(26.49%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	11.15%
C000223412 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Principal VCF Blue Chip Account (1) - Class 3
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(31.20%)
C000020930 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Principal VCF LargeCap Growth Account I – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC/Brown Advisory, LLC & T. Rowe Price Associates, Inc
Portfolio Company Subadviser [Text Block]
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(34.16%)
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	12.67%
C000164864 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Calvert VP Nasdaq 100 Index Portfolio (1) – Class F
Portfolio Company Adviser [Text Block]	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Research and Management
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(32.81%)
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	15.61%
C000010425 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Rydex VI NASDAQ 100 Fund (closed to new investors with an application signature date of 6/4/2022 and later)
Portfolio Company Adviser [Text Block]	Security Investors, LLC, which operates under the name of Guggenheim Investments
Current Expenses [Percent]	1.74%
Average Annual Total Returns, 1 Year [Percent]	(34.14%)
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	14.37%
C000005446 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio (1) – II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(38.66%)
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	11.40%
C000018257 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	American Century VP Value Fund (1) – Class II
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%
C000121510 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	American Funds Insurance Series – Washington Mutual Investors Fund (1) – Class 4 Shares
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.69%)
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000038529 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Principal VCF Equity Income Account (1) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(10.72%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.43%
C000014130 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Market Neutral
Portfolio Company Name [Text Block]	The Merger Fund VL
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Current Expenses [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	0.88%
Average Annual Total Returns, 5 Years [Percent]	4.48%
Average Annual Total Returns, 10 Years [Percent]	3.16%
C000007916 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap V.I. Fund (1) – Class III
Portfolio Company Adviser [Text Block]	BlackRock Investment Management, LLC.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(16.68%)
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	10.25%
C000007612 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	BNY Mellon IP MidCap Stock Portfolio (1) – Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Mellon Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000053062 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Calvert VP S&P MidCap 400 Index Portfolio (1) – Class F
Portfolio Company Adviser [Text Block]	Ameritas Investment Partners, Inc.
Portfolio Company Subadviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(13.51%)
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000021045 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio (1) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000025650 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund (1) – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(10.23%)
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	9.74%
C000022324 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid-Cap Growth Portfolio (1) – Class S
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers, LLC
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(28.83%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.95%
C000079602 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	Principal VCF MidCap Account (1) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(23.16%)
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	12.26%
C000048776 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio (1) – Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Co., LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	0.51%
C000141141 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multialternative
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund (1) – Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(15.04%)
Average Annual Total Returns, 5 Years [Percent]	4.52%
C000077948 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multialternative
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP (1)(3) – Class B
Portfolio Company Adviser [Text Block]	RREEF America L.L.C.
Portfolio Company Subadviser [Text Block]	DWS Investment Management Americas Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(7.74%)
Average Annual Total Returns, 5 Years [Percent]	2.50%
Average Annual Total Returns, 10 Years [Percent]	2.14%
C000138560 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multialternative
Portfolio Company Name [Text Block]	Goldman Sachs VIT – Goldman Sachs Multi-Strategy Alternatives Portfolio (1)(3) – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	(6.54%)
Average Annual Total Returns, 5 Years [Percent]	1.15%
C000069235 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multialternative
Portfolio Company Name [Text Block]	Guggenheim Investments VIF Global Managed Futures Strategy Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, which operates under the name of Guggenheim Investments
Current Expenses [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	2.54%
Average Annual Total Returns, 10 Years [Percent]	1.75%
C000010398 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multialternative
Portfolio Company Name [Text Block]	Guggenheim Investments VIF Long Short Equity Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, which operates under the name of Guggenheim Investments
Current Expenses [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	0.43%
Average Annual Total Returns, 10 Years [Percent]	3.74%
C000010416 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Multialternative
Portfolio Company Name [Text Block]	Guggenheim Investments VIF Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, which operates under the name of Guggenheim Investments
Current Expenses [Percent]	1.67%
Average Annual Total Returns, 1 Year [Percent]	(3.40%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.25%
C000010428 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Natural Resources
Portfolio Company Name [Text Block]	Rydex VI Basic Materials Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, which operates under the name of Guggenheim Investments
Current Expenses [Percent]	1.77%
Average Annual Total Returns, 1 Year [Percent]	(9.65%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.71%
C000025043 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Natural Resources
Portfolio Company Name [Text Block]	VanEck VIP Trust – VanEck VIP Global Resources Fund (1) – Class S Shares
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.33%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	4.01%
Average Annual Total Returns, 10 Years [Percent]	0.10%
C000038552 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate
Portfolio Company Name [Text Block]	Principal VCF Real Estate Securities Account (1) – Class 2
Portfolio Company Adviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(25.58%)
Average Annual Total Returns, 5 Years [Percent]	4.67%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000087829 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Name [Text Block]	Columbia VP – Limited Duration Credit Fund (1) – Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(6.36%)
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.12%
C000030990 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio (1) – Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(5.84%)
Average Annual Total Returns, 5 Years [Percent]	(0.02%)
Average Annual Total Returns, 10 Years [Percent]	0.32%
C000038541 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Short-Term Fixed Income
Portfolio Company Name [Text Block]	Principal VCF Short-Term Income Account – Class 1 (closed to new investors with an application signature date of 6/8/19 and later)
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(3.45%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000030372 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Calvert VP Russell 2000 Small Cap Index Portfolio (1) – Class F
Portfolio Company Adviser [Text Block]	Ameritas Investment Partners, Inc.
Portfolio Company Subadviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(20.67%)
Average Annual Total Returns, 5 Years [Percent]	3.65%
Average Annual Total Returns, 10 Years [Percent]	8.34%
C000024888 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	EQ Advisors Trust 1290 VT GAMCO Small Company Value Portfolio (1) – Class IB
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC/GAMCO Asset Management, Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(10.67%)
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	9.45%
C000025641 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Goldman Sachs VIT – Goldman Sachs Small Cap Equity Insights Fund (1) – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(19.64%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	8.93%
C000152597 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Blend
Portfolio Company Name [Text Block]	Principal VCF SmallCap Account (1) – Class 2
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(20.88%)
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	10.22%
C000047263 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio (1) – Class II Shares
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Portfolio Company Subadviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(29.01%)
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	10.95%
C000138906 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	EQ Advisors Trust 1290 VT Micro Cap Portfolio (1) – Class IB
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC/Lord, Abbett & Co. LLC/BlackRock Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(26.00%)
Average Annual Total Returns, 5 Years [Percent]	8.72%
C000007258 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Growth
Portfolio Company Name [Text Block]	MFS® New Discovery Series (1) – Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(29.99%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	9.71%
C000034146 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	Columbia VP – Small Cap Value Fund (1) – Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(8.97%)
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	9.45%
C000017232 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Value
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP (1) – Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	6.84%
C000028740 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Technology
Portfolio Company Name [Text Block]	Janus Henderson Series Global Technology and Innovation Portfolio (1) – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
C000007313 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Utilities
Portfolio Company Name [Text Block]	MFS® Utilities Series (1) – Service Class
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	0.48%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	8.35%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries receive this death benefit upon death of owner if an optional death benefit was not purchased.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Standard Benefit Expense (of Other Amount), Minimum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]
Standard Death Benefit
The standard death benefit is automatically included at no additional cost with your Contract if you do not elect one of the optional death benefit riders. The standard death benefit is equal to your accumulated value on the date we receive proof of death and all required documents.
If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.

Charges For Early Withdrawal [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Other Amount) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Offered Starting [Date]	Apr. 06, 2017
Charges For Early Withdrawal [Member] | Previously Offered [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Other Amount) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Offered Ending [Date]	Apr. 06, 2017
Base Contract Expenses [Member]
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.75%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.75%
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.75%
Base Contract Expense (of Average Account Value), Current [Percent]	0.75%
Offered Starting [Date]	May 01, 2018
Base Contract Expenses [Member] | Previously Offered [Member]
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Offered Starting [Date]	Apr. 06, 2017
Offered Ending [Date]	May 01, 2018
Base Contract Expenses [Member] | Previously Offered, Two [Member]
Prospectus:
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.15%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.15%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Current [Percent]	1.15%
Offered Ending [Date]	Apr. 06, 2017
Unscheduled Partial Surrender [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
Unscheduled Transfer [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%
State Premium Taxes [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee, Current [Percent]	0.00%
Return Of Premium Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Offered Starting [Date]	Apr. 06, 2017
Name of Benefit [Text Block]	Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Purpose of Benefit [Text Block]	Potential for larger death benefit than the standard death benefit
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Brief Restrictions / Limitations [Text Block]	Certain age limitations apply. See Death Benefit in this section. Certain age limitations apply. See Death Benefit in this section.
Name of Benefit [Text Block]	Return of Premium Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Return of Premium Death Benefit
The Return of Premium Death Benefit is an optional death benefit rider offered at the time of purchase. There is an additional charge for the optional Return of Premium Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greater of a or b, where:
a =    the accumulated value on the date we receive proof of death and all required documents; and
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amount determined in b above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amount determined in b above by 20%.

Return Of Premium Death Benefit [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Offered Ending [Date]	Apr. 06, 2017
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Annual Step-Up Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Offered Starting [Date]	Apr. 06, 2017
Name of Benefit [Text Block]	Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Purpose of Benefit [Text Block]	Potential for larger death benefit than the standard death benefit
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.45%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.60%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Brief Restrictions / Limitations [Text Block]	Certain age limitations apply. See Death Benefit in this section. Certain age limitations apply. See Death Benefit in this section.
Name of Benefit [Text Block]	Annual Step-Up Death Benefit For applications signed on or after April 6, 2017 For applications signed before April 6, 2017
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]
Annual Step-Up Death Benefit
The Annual Step-Up Death Benefit is an optional death benefit rider offered at the time of Contract issue. There is an additional charge for the optional Annual Step-Up Death Benefit rider. See the table at the beginning of this section for more information.
If you elected this rider, the death benefit amount is the greatest of a, b or c, where:
a =    the accumulated value on the date we receive proof of death and all required documents;
b =    the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c =    the highest accumulated value on any Contract anniversary prior to the Lock-In Date plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
For applications signed before April 6, 2017, the Lock-In Date is the Contract anniversary following the oldest owner's 80th birthday (or annuitant, if non-natural owner).
For applications signed on or after April 6, 2017, the Lock-In Date is the later of the Contract anniversary following the oldest owner’s 80th birthday (or annuitant, if non-natural owner) or five years after the Contract issue date.
After the Lock-In Date, but prior to the annuitization date, the amount determined in c above will only be increased by any premium payments made since the Lock-In Date, and decreased by an adjustment for each partial surrender and/or partial annuitization made since the Lock-In Date.
NOTE:     If an amount is transferred from the Flexible Pension Builder Rider back to the accumulated value (as described in Flexible Pension Builder Rider in this section, this amount will impact the above death benefit similar to premium payments.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x =    the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y =    the accumulated value immediately prior to the partial surrender or partial annuitization; and
z =    the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

Annual Step-Up Death Benefit [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Offered Ending [Date]	Apr. 06, 2017
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Liquidity Max [Member]
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	For applications signed before April 6, 2017, there also was an optional benefit called Liquidity Max. The maximum annual charge for the benefit was 0.55% of the average daily Separate Account value. For those contract owners with that benefit, their current annual charge for the benefit is 0.25% of the average daily Separate Account value.
Optional Benefit Expense, Footnotes [Text Block]	For applications signed before April 6, 2017, there also was an optional benefit called Liquidity Max. The maximum annual charge for the benefit was 0.55% of the average daily Separate Account value. For those contract owners with that benefit, their current annual charge for the benefit is 0.25% of the average daily Separate Account value.
Liquidity Max [Member] | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Offered Ending [Date]	Apr. 06, 2017
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Operation of Benefit [Text Block]
Liquidity Max (not available for applications signed on or after April 6, 2017)
The current annual charge for this rider is 0.25% of the average daily net assets of the Separate Account divisions. We reserve the right to increase this charge to an annual maximum of 0.55% of the average daily net assets of the Separate Account divisions. We will provide prior written notice in the event that we decide to exercise our right to increase the annual charge for this rider.
If you have the Liquidity Max benefit and you make a full or partial surrender, there are no surrender charges for the amount(s) surrendered.

Flexible Pension Builder Rider (f/k/a Deferred Income Rider) [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Flexible Pension Builder Rider (f/k/a Deferred Income Rider)
Purpose of Benefit [Text Block]	Allows owner to make deferred income transfers during accumulation phase to purchase future deferred income payments.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Can’t make deferred income transfers until after second Contract anniversary.
•Minimum initial deferred transfer: $5,000.
•Minimum subsequent deferred transfer(s): $1,000.
•For other limitations, see Flexible Pension Builder Rider in this section.

Name of Benefit [Text Block]	Flexible Pension Builder Rider (f/k/a Deferred Income Rider)
Benefit Standard or Optional [Text Block]	Standard when: • Owner and annuitant are same; and • Contract doesn’t have joint owners or joint annuitants; and • For qualified contract, issue age is less than 67.
Operation of Benefit [Text Block]
Flexible Pension Builder Rider
The Flexible Pension Builder Rider is automatically issued at no additional cost when:
•the owner and annuitant are the same (except for a non-natural owner);
•the Contract does not have joint owners and/or joint annuitants; and
•for qualified contracts, the issue age is less than 67.
This rider allows you to move all or a portion of your accumulated value to a deferred income payment option, which provides you a stream of income payments starting on the income start date. You may not make any deferred income transfers until after the second Contract anniversary. Deferred income transfers are not subject to surrender charges.
Before making deferred income transfers, you should consider your liquidity needs because deferred income transfers cannot be surrendered; those amounts are accessible only through the future stream of fixed income payments created by deferred income transfers.
When a deferred income transfer is made, amounts in your Contract are moved from the Separate Account divisions to the General Account. With the amounts in the Separate Account divisions, you receive the benefit of investment gain or risk of investment loss rather than the Company. The deferred income transfers are maintained in our General Account and are guaranteed solely by the claims-paying ability of Principal Life Insurance Company.
While we guarantee future deferred income payments based on amounts transferred to the Flexible Pension Builder Rider and a variety of other factors, as described in this prospectus, we do not guarantee that the deferred income payments will be sufficient to provide you with a secure retirement. The level of deferred income payments necessary to secure your future is a subjective determination that only you, in conjunction with your financial professional, can make. As a result, we strongly recommend that you consult with your financial professional when determining the amount and timing of the deferred income transfers.
Flexible Pension Builder Rider Terms
We use the following definitions to describe the features of this rider.
deferred income death benefit - death benefit payable under the Flexible Pension Builder Rider if death occurs prior to the income start date. This death benefit equals the total of deferred income transfers made unless the Roll-up Death Benefit (f/k/a Annual Increase Death Benefit) is elected. If you elect the Roll-up Death Benefit, each deferred income transfer is accumulated at the annual interest rate you elect at the time of the first deferred income transfer. Interest is credited on a daily basis and compounded annually. Interest is credited starting on the date of each deferred income transfer and stops accruing on the date of death.
deferred income payment option - an option under which deferred income payments are made in accordance with the provisions of the rider. The list of available options is set forth in the deferred income payment options provision. The deferred income payment option is elected at the time of the initial deferred income transfer request. After the initial deferred income transfer has been processed and the 10 day cancellation period has expired, the deferred income payment option cannot be changed.
deferred income transfers - moving a portion of your accumulated value to purchase a deferred income payment.
designated payee - the person(s) you name to receive deferred income payments. In the absence of a named designated payee, you will receive the deferred income payments.
deferred income payment - the periodic amount payable by us under the rider.
inactive contract status - this status applies when at least one deferred income transfer has been made and the Contract accumulated value is reduced to zero. Except for the Flexible Pension Builder Rider and its benefits, all other rights and benefits under the Contract (including death benefits) end, and no additional premium payments will be accepted.
income start date - the date deferred income payments begin. You select the income start date at the time of your initial deferred income transfer request. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
remaining guaranteed benefit - the benefit, if any, to be paid if the annuitant dies after the income start date. The remaining guaranteed benefit, if any, is described in the applicable deferred income payment option.
Deferred Income Transfers
If your contract includes the Flexible Pension Builder Rider, you may make deferred income transfers. Deferred income transfer amounts are used to determine the amount of the deferred income payments.
•Deferred income transfers will be treated as partial surrenders under the contract.
•Deferred income transfers are not subject to surrender charges and neither federal nor state income taxes are withheld; however, deferred income transfers are subject to applicable premium taxes.
•Deferred income transfers are not allowed during the first two contract years.
•You cannot make deferred income transfers if there are joint owners and/or joint annuitants.
•You can make deferred income transfers only when the owner and annuitant are the same (except for a non-natural owner, in which case they can be different).
•If there is an ownership change after deferred income transfers have been made, no additional deferred income transfers can be made.
•Deferred income transfer amounts are calculated using the price next determined after we receive your request in good order.
•Minimum initial deferred income transfer is $5,000 and $1,000 for each subsequent deferred income transfer.
•Maximum number of deferred income transfers is 15 per year and 125 total for the life of the Contract.
•The deferred income transfers may be canceled within 10 days after receipt of the deferred income confirmation. After these 10 days, you cannot access these amounts except through receipt of the future stream of income payments under the deferred income payment option you elected. The deferred income transfers are maintained in the Company’s General Account and are guaranteed solely by the claims paying ability of the Company.
Initial Deferred Income Transfer
The initial deferred income transfer cannot be made prior to the second Contract anniversary and must meet the deferred income transfer limits. At the time of the initial deferred income transfer, you will select the deferred income payment option, the frequency of deferred income payments, and the income start date. At this time, you may also select one of the optional cost of living adjustment features described later in this section. The deferred income payments will be based on the annuitant under the Contract at the time of the initial deferred income transfer. Unless the initial deferred income transfer is canceled as described in this section, the annuitant cannot be changed once the initial deferred income transfer has been made.
Subsequent Deferred Income Transfers
You may make one or more deferred income transfers after the initial deferred income transfer; however, all deferred income transfers must occur at least 13 contract months prior to the income start date. For each additional deferred income transfer after the initial deferred income transfer, we will use the then current purchase rates to determine the additional deferred income payment amount. However, deferred income payments purchased by additional deferred income transfers will not be less than those that would be purchased for any paid-up deferred annuity contract we offer at the same time to the same class of annuitants.
Deferred income transfers made after the initial deferred income transfer will not change the income start date, the deferred income payment option, or the frequency of deferred income payments.
Deferred Income Transfer Cancellation Period
When you make a deferred income transfer, we will provide written acknowledgement of the deferred income transfer amount. This acknowledgement will include the amount of the deferred income transfer, the amount by which the deferred income payment increased, the deferred income payment option and income start date. Within 10 days after you receive the acknowledgment, you may cancel the additional deferred income transfer. If a deferred income transfer is canceled, we will allocate that deferred income transfer amount to the investment options according to the premium allocation instructions on file or as you instruct us. The deferred income transfer amount will be allocated to the investment options on the next valuation period after your cancellation request is received in good order. If you cancel a deferred income transfer, you may not make another deferred income transfer for 90 days from the date that the deferred income transfer was canceled.
Inactive Contract Status (only for contracts with the Flexible Pension Builder Rider)
In the event that the Contract accumulated value reduces to zero, and deferred income transfers have been made, the Flexible Pension Builder Rider benefits will continue, but all other rights and benefits under the Contract (including the death benefits) will end, and no additional premium payments will be accepted.
Income Start Date
Deferred income payments will begin on the income start date you select. The income start date must be at least 13 contract months after the last deferred income transfer is made and can be no later than the earlier of: (a) 30 years from your initial deferred income transfer; or (b) age 95 (for non-qualified) or age 72 (for qualified).
Income Start Date Change
While this rider is in force and prior to the initial income start date, you may make a one-time election to change the original income start date. The original income start date may be accelerated or deferred. If the income start date is accelerated, the new income start date must be within 5 contract years prior to the original income start date but no earlier than 13 contract months after the last deferred income transfer. If the income start date is deferred, the new income start date must be within the earlier of (a) 5 contract years after the original income start date; or (b) age 95 (for non-qualified) or age 72 (for qualified).
To accelerate the income start date, your election must be made at least 60 days prior to the new income start date. To defer the income start date, your election must be made at least 60 days prior to the original income start date. The change will be effective on the date we receive your notice.
If you change the income start date, future deferred income payments will also change. A change to an earlier date may result in a decrease in the deferred income payment amount and a change to a later date may result in an increase in the deferred income payment amount. Deferred income payments will be adjusted based on the mortality table, interest rate, and interest rate change adjustment shown on the data page such that the current value of the new deferred income payments with the new income start date is equivalent to the value of the original deferred income payments with the original income start date.
Deferred income payments adjusted because of an income start date change will comply with IRS required minimum distribution rules.
An income start date change will not change the deferred income payment option or the frequency of deferred income payments.
Deferred Income Payments
If the annuitant is alive on the income start date, we will begin paying deferred income payments to you or your designated payee.
Deferred income payments are based on:
1.The deferred income transfers made;
2.The income start date you selected;
3.The deferred income payment option and the frequency of deferred income payments you elected;
4.The annuitant's gender (unless not permitted under applicable unisex laws) and attained age for each deferred income transfer made; and
5.The current interest rate environment for each deferred income transfer made.
The amount of your deferred income payment will be provided in a confirmation after each deferred income transfer.
It is possible that the deferred income payment amount you will receive may be higher or lower than the amount you might receive if you purchased a similar product offered by us or by another company. When making a deferred income transfer, you should consider payment amounts for similar products, as well as your future income needs, contract terms, the claims paying ability of the insurance company and your tax situation.
Deferred Income Payment Options
You may elect to receive deferred income payments from one of the following deferred income payment options.
SINGLE LIFE INCOME: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. There is no remaining guaranteed benefit payable under this deferred income payment option when the annuitant dies.
SINGLE LIFE INCOME WITH GUARANTEED PERIOD: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. You may select a guaranteed period between 5 and 30 years. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
SINGLE LIFE INCOME WITH CASH REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is paid as a lump sum and is the total of all deferred income transfers made since the contract issue date less the total of all deferred income payments received since the income start date.
SINGLE LIFE INCOME WITH INSTALLMENT REFUND: Beginning on the income start date, we will pay the deferred income payment, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date and the total of all deferred income payments received is less than the total of all deferred income transfers made since the contract issue date, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment at the same frequency until the total of all deferred income payments made since the income start date equals the total of all deferred income transfers received since the contract issue date. If the period required to pay the remaining guaranteed benefit is longer than allowed by law, we will pay a commuted value at the end of that shorter period.
FIXED PERIOD INCOME: Beginning on the income start date, we will pay the deferred income payment for the term of the fixed period, at the frequency you elect, as long as the annuitant is alive. The deferred income payment will end with the payment just before the annuitant’s death. If the annuitant dies after the income start date but before the end of the guaranteed period, we will pay the remaining guaranteed benefit. The remaining guaranteed benefit is the continuation of the deferred income payment, at the same frequency until the end of the guaranteed period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
Deferred Income Payment Advancement
The deferred income payment advancement feature is not available prior to the income start date. Advanced deferred income payments are only available if deferred income payments are being paid monthly and the contract is not subject to required minimum distribution rules established under the Internal Revenue Service.
After the income start date, you may elect to receive a lump sum payment of up to six deferred income payments in advance by providing notice to us. You will not receive deferred income payments during the months for which payments have been advanced.
You may receive advanced deferred income payments in a lump sum four times during the life of the contract. Monthly deferred income payments must resume before you will be allowed to exercise this option again.
If the annuitant dies before monthly deferred income payments resume, any advanced deferred income payments that would not have been paid after the death of the annuitant must be returned to us.
Please consult a tax advisor about any possible tax consequences before you exercise this option.
Optional Cost of Living Adjustment Features
At the time of the initial deferred income transfer, you may elect one of the optional cost of living adjustment features in this section. This election will apply to all deferred income transfers and cannot be changed. After the income start date, these features allow for potential increases to the deferred income payment amounts you receive. While there is no charge for these features, the election of either of these features will result in a lower deferred income payment in the early years that deferred income payments are made than if you had not elected the feature.
Optional CPI-U Based Adjustment
At the time of the initial deferred income transfer, you may elect a deferred income payment adjustment based on the all-item Consumer Price Index for All Urban Consumers (CPI-U), as published by the United States Department of Labor. If you elect the optional CPI-U based adjustment feature, you may not elect the optional fixed percentage adjustment feature described in this section.
If you elect this optional feature, on each anniversary of the income start date, we will determine a new deferred income payment equal to:
1.The deferred income payment on the income start date, multiplied by
2.The CPI-U value for the month that is three calendar months preceding the current anniversary of the income start date, divided by
3.The CPI-U value for the month that is three calendar months preceding the income start date.
If the new deferred income payment would be less than the current deferred income payment, no change will be made.
If the originally published CPI-U value for any month is later revised, we will not recalculate the value.
We reserve the right to substitute what we believe is an appropriate index for the CPI-U if:
1.The CPI-U is discontinued, delayed, or otherwise not available for this use; or
2.The composition or base of, or method of calculating, the CPI-U changes so that we consider it not appropriate for calculating future changes.
Optional Fixed Percentage Adjustment
At the time of the initial deferred income transfer, you may elect an annual deferred income payment adjustment based on a fixed percentage. You may elect a fixed percentage between 1% and 5% (whole percentages only) on which the adjustment will be based. Once elected, the fixed percentage is set and may not be changed. If you elect the optional fixed percentage adjustment feature, you may not elect the optional CPI-U based adjustment feature previously described.
If you elect this optional feature, on each anniversary of the income start date, the deferred income payment will increase by the fixed percentage you elected. On each anniversary of the income start date, the deferred income payment for that year equals the prior year’s deferred income payment multiplied by (1 + the fixed percentage).
Death Provisions of the Flexible Pension Builder Rider
Death Occurs Prior to the Income Start Date
Prior to the income start date, upon the death of the owner who is also the annuitant and causes a death benefit to be payable under the Contract, this rider terminates and any deferred income death benefit will be added to the death benefit provided under the Contract. If the spouse continues the Contract, the rider also terminates and any deferred income death benefit will be added to the death benefit provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of an owner who is not also the annuitant, this rider terminates and the deferred income death benefit will be added to the death benefit otherwise provided under the Contract. However, if the spouse continues the Contract, the deferred income death benefit is not payable and the benefits under this rider will continue.
Prior to the income start date, upon the death of the annuitant who is not also the owner and does not cause a death benefit to be payable under the Contract, this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract and will be credited to the investment options in accordance with the then current premium allocation instructions under the Contract.
Prior to the income start date, upon the death of the annuitant who is not also the owner and causes a death benefit to be payable under the Contract (non-natural owner), this rider terminates. Any deferred income death benefit will be added to the death benefit otherwise provided under the Contract.
In the event a death benefit is paid under this rider prior to the income start date and the accumulated value of the Contract is zero, any death benefit payable under this rider will be paid to any beneficiary(ies) in a lump sum.
Death Occurs After the Income Start Date
Upon the death of the annuitant on or after the income start date, deferred income payments will stop unless such death occurs prior to the deferred income payment guaranteed period end date or there is a remaining guaranteed death benefit. In that case, deferred income payments will continue to be paid to the designated beneficiary as described in the applicable deferred income payment option provision.
Upon the death of an owner on or after the income start date, any remaining portion of the interest in the deferred income payments will be distributed at least as rapidly as under the method of distribution used as of the date of death.
Notice of Death
We must be notified immediately of the death of any owner(s) and any annuitant(s). We are entitled to immediately recover any overpayment made because of failure to give us immediate notice of any such death. We are not responsible for any misdirected payments which result from a failure to immediately notify us of any such death.
Summary Report
When deferred income transfers have been made, at least once a year, we will send you a summary of the contract activity and values, including the following information:
1.The beginning and end dates of the current period;
2.The deferred income transfers made, by date received;
3.The deferred income payment purchased by each deferred income transfer during the current period;
4.The income start date;
5.The deferred income payment option; and
6.The amount of the deferred income death benefit, if any, at the end of the then current period.
Additional summaries will be provided to you upon request. Any charge associated with providing additional summaries will not exceed $25.00.
Termination
This rider will terminate when one of the following occurs:
1.The contract terminates; or
2.Upon a death that results in termination of this rider, as described in the Death Provisions of the Deferred Income Rider.
Delay of Deferred Income Transfer
Deferred income transfers are generally completed within seven calendar days after our receipt of your request. However, a deferred income transfer may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If a deferred income transfer is delayed, the deferred income transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your deferred income transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
Flexible Pension Builder Rider Example
Initial (and only) premium payment = $100,000
Annual returns on underlying investments in divisions during life of Contract = 5.00%
Dollar amount of partial surrenders from Contract (not including the deferred income transfers) during first ten contract years: $0.00
Contract Owner makes a one-time lump sum deferred income transfer of $50,000 into Flexible Pension Builder Rider on August 31 after owning Contract for five years. Elects to begin receiving monthly annuity payments from the Flexible Pension Builder Rider two years from date owner made the deferred income transfer.
Contract fully liquid accumulated value immediately before the deferred income transfer: $127,628
Contract fully liquid accumulated value immediately after the deferred income transfer: $77,628
Contract Owner will receive:
Guaranteed income amount from the Flexible Pension Builder Rider, which is based on: Owner’s gender (where allowed), age, income option, income start date, current interest rates, state of residence.

Automatic Portfolio Rebalancing [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
Standard Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Can be elected quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Automatic Portfolio Rebalancing
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]	Automatic Portfolio Rebalancing (APR) For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Dollar Cost Averaging [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.
Standard Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Transfer date cannot be on the 29th, 30th or 31st. •Transfers must be monthly, quarterly, semi-annually or annually. •You must provide us notice when you want to stop the scheduled transfers.
Name of Benefit [Text Block]	Dollar Cost Averaging
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]	Scheduled Transfers (Dollar Cost Averaging) For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Purpose of Benefit [Text Block]	Waives surrender charges in the event of a critical need.
Standard Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.
Name of Benefit [Text Block]	Waiver of Surrender Charge Rider
Benefit Standard or Optional [Text Block]	Standard
Operation of Benefit [Text Block]	Waiver of Surrender Charge Rider For details about this benefit, see 7. CHARGES.
Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]
Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person. If you have a Flexible Pension Builder Rider and have made at least one deferred income transfer, your death benefits will differ. For more information, see Flexible Pension Builder Rider in this section.
Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, a death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply a death benefit under an annuity benefit payment option or receive a death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay a death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option. If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.
If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date and while the accumulated value is greater than zero.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as the sole primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If...	And...	Then...
You are the sole owner	Your spouse is named as the sole primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
If a beneficiary dies before you, upon your death we will make equal payments of that beneficiary's portion to the surviving contingent beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.
Unless your spouse elects to continue the Contract, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the original owner's death.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.
Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.
Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If you elected one of the optional death benefit riders, the rider will terminate at the death of the first owner to die.

If the annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments of that beneficiary's portion to the surviving beneficiaries unless the owner provided us with other written instructions.
Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, only one beneficiary must provide a document showing proof of death. Each beneficiary’s portion of the Contract death benefit (not including any deferred income death benefit) remains invested in the divisions until the valuation period during which we receive the required documents. A beneficiary will be paid at the time he or she provides the required documents, including a claim form. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated. However, if deferred income transfers have been made, see Flexible Pension Builder Rider.

Optional Death Benefit Riders [Member]
Prospectus:
Operation of Benefit [Text Block]
Optional Death Benefit Riders
For applications signed before April 6, 2017, two optional death benefit riders were available as long as the oldest owner (or oldest annuitant if non-natural owner) was younger than age 71. For applications signed on or after April 6, 2017, two optional death benefit riders are available as long as the oldest owner (or oldest annuitant if non-natural owner) is younger than age 80. The two optional death benefit riders are the Return of Premium Death Benefit Rider and the Annual Step-Up Death Benefit Rider. You may elect only one optional death benefit rider and this election is only available when you purchase the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue and reserve the right to restrict the investment options available in one or both of these optional death benefit riders. If we exercise one or both of these rights, we will give written notice and our offer will not be unfairly discriminatory. There is an additional charge for the optional death benefit riders. See the table at the beginning of this section.
NOTE: If you do not elect one of the optional death benefit riders, the Standard Death Benefit will apply. If you are purchasing the Pivot Series Variable Annuity as an Individual Retirement Annuity (IRA), as defined in Internal Revenue Code Sections 408(b)(k)(p) and 408A, election of the Return of Premium Death Benefit or the Annual Step-Up Death Benefit may be required by certain broker dealers. There is a charge for the additional death benefit that is deducted each calendar quarter.
When available, an optional death benefit rider can only be elected at the time the Contract is issued.
If you elect one of the optional death benefit riders, the rider will terminate on the earliest of the following:
1.    the date we receive your request in good order to cancel it in our office (you may terminate this rider at any time); or
2.    the death of the owner; or
3.    the date the Contract owner is changed (unless changed to a non-natural owner); or
4.     the date the Contract accumulated value reduces to zero.
Once the optional death benefit rider you elected is terminated, it cannot be reinstated.
Optional Return of Premium Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
On November 3 of same calendar year, partial surrender = $4,000
On November 3, assume the accumulated value prior to the partial surrender is $90,000
The Return of Premium Death Benefit on November 3 is the greatest of 1 or 2 below:
1.    $86,000 = Accumulated Value ($90,000 - $4,000)
2.    $95,555.56 = Return of Premium = (1 - $4,000/$90,000) * $100,000
Optional Annual Step-Up Death Benefit Example:
Contract Issue date = August 31
Initial premium payment = $100,000
Five years later:
Highest annual step-up = $120,000
On December 30, assume the accumulated value prior to the partial surrender is $110,000.
On December 30 of same calendar year, partial surrender = $4,000
The Annual Step-up Death Benefit on December 30 is the greatest of 1,2, and 3 below
1.    $106,000 = Accumulated Value ($110,000-$4,000)
2.    $96,363.64 = Return of Premium = (1 - $4,000/$110,000) * $100,000
3. $115,636.36 = Annual Step-up = (1 - $4,000/$110,000) * $120,000